PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule Of Property and Equipment, Net
	December 31,
	2019	2018
Cost:
Machinery and equipment	35,999	33,048
Leasehold improvements	8,917	8,169
Motor vehicles	77	68
Office furniture and equipment	799	704

	45,792	41,989
Accumulated depreciation:
Machinery and equipment	(30,349)	(27,689)
Leasehold improvements	(8,019)	(7,089)
Motor vehicles	(59)	(49)
Office furniture and equipment	(604)	(539)

	(39,031)	(35,366)

Depreciated cost	6,761	6,623